LOSS ON DISPOSAL OF SUBSIDIARY (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of re-payment received		$ 14,492
Interest income		$ 5,926
MDJCC Limited ("MDJH Hong Kong")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held		100.00%
Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration						$ 126,712
Tianjin Jin Yong Tai Property Management Ltd. ("JYT") | Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by non controlling parent					30.00%	30.00%
Discontinued operations, disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	$ 4,970
Discontinued operations, disposed by sale | Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held			100.00%	100.00%
Duration of repayment schedule (in months)	35 months
Present value of consideration					¥ 1,000,000	$ 143,538
Loss on disposal of subsidiary	$ 61,345
Amount of re-payment received		$ 14,492
Interest income		$ 5,926
Discontinued operations, disposed by sale | Tianjin Jin Yong Tai Property Management Ltd. ("JYT") | Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held			100.00%	100.00%
Jiayuan Project | Discontinued operations, disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate (as a percent)			5.75%	5.75%
Chinese benchmark business loan rate (as a percent)			4.75%	4.75%
Risk factor (as a percent)		3.00%	1.00%	1.00%
Present value of consideration			¥ 1,000,000	$ 143,538
Fair value of consideration						$ 126,712
Present value of note receivable		$ 125,986
Jiayuan Project | Discontinued operations, disposed by sale | MDJCC Limited ("MDJH Hong Kong")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held							70.00%
Ownership interest transferred	70.00%
Jiayuan Project | Discontinued operations, disposed by sale | Other receivable-long term
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Present value of note receivable		53,794
Jiayuan Project | Discontinued operations, disposed by sale | Other receivable
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Present value of note receivable		$ 72,191